Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets
Intangibles assets, beginning balance	$ 1,891	$ 2,497
Amortization for the year	(605)	(606)
Intangibles assets, ending balance	1,286	1,891
Above Market Value Of Time Charter [Member] | Tordis Knutsen
Intangible Assets
Intangibles assets, beginning balance	911	1,215
Amortization for the year	(303)	(304)
Intangibles assets, ending balance	608	911
Above Market Value Of Time Charter [Member] | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	980	1,282
Amortization for the year	(302)	(302)
Intangibles assets, ending balance	$ 678	$ 980